Earnings per equity share (Tables)	12 Months Ended
Mar. 31, 2024
Text Blocks Abstract
Summary of Earnings Per Equity Share

	Year ended March 31,
	2022		2023		2024
Profit attributable to equity holders of the Company	₹	122,191	₹	113,500	₹	110,452
Weighted average number of equity shares outstanding		5,466,705,840		5,477,466,573		5,288,285,555
Basic earnings per equity share	₹	22.35	₹	20.73	₹	20.89

	Year ended March 31,
	2022		2023		2024
Profit attributable to equity holders of the Company	₹	122,191	₹	113,500	₹	110,452
Weighted average number of equity shares outstanding		5,466,705,840		5,477,466,573		5,288,285,555
Effect of dilutive equivalent share options		15,377,598		11,524,602		17,426,759
Weighted average number of equity shares for diluted earnings per share		5,482,083,438		5,488,991,175		5,305,712,314
Diluted earnings per equity share	₹	22.29	₹	20.68	₹	20.82